Capital Management and Dividends (Tables)	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Summary of Dividends Declared or Paid

The following table summarizes the dividends declared or paid during the fiscal years 2017, 2016 and 2015:

(Millions of US dollars)	US Cents/Security	US$ Millions Total Amount	Announcement Date	Record Date	Payment Date
FY 2017 first half dividend	0.10	46.6	17 November 2016	21 December 2016	24 February 2017

FY 2016 second half dividend	0.29	130.2	19 May 2016	9 June 2016	5 August 2016

FY 2016 first half dividend	0.09	39.7	19 November 2015	23 December 2015	26 February 2016

FY 2015 special dividend	0.22	92.8	21 May 2015	11 June 2015	7 August 2015

FY 2015 second half dividend	0.27	114.0	21 May 2015	11 June 2015	7 August 2015

FY 2015 first half dividend	0.08	34.2	19 November 2014	23 December 2014	27 February 2015

FY 2014 special dividend	0.20	89.0	22 May 2014	12 June 2014	8 August 2014

FY 2014 second half dividend	0.32	142.3	22 May 2014	12 June 2014	8 August 2014

125 year anniversary special dividend	0.28	124.6	28 February 2014	21 March 2014	30 May 2014